Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 18,406,849	$ 15,796,983	$ 12,610,873
Revenue from Sales of Injection Molding Machine-Dedicated Manipulator Arms and Installation and Warranty Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	9,066,136	10,328,959	9,815,219
Revenue from Sales of Accessories of Manipulator Arms [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	2,268,297	1,437,989	998,034
Revenue from Sales of Raw Materials [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	4,596,217	3,917,718	1,662,923
Revenue from Sales of Raw Materials and Scraps of Manipulator Arms [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	39,849	16,875
Revenue from Installation Services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	47,753	95,442	134,697
Revenue from Intelligent Equipment [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	$ 2,388,597